Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of contractual maturities of borrowings
Advance Date	Maturity Date	Current Rate	2018	2017
			(In Thousands)

09/05/12	09/05/19	1.13%	246	539
12/19/12	12/19/19	1.20%	321	613
01/04/13	01/04/19	1.52%	1,000	1,000
01/15/13	01/16/18	1.18%	-	1,000
01/22/13	01/22/18	1.20%	-	1,000
01/22/13	01/22/19	1.44%	1,000	1,000
02/20/13	02/20/20	1.28%	185	331
02/20/13	02/21/23	1.77%	447	547
07/02/13	07/02/18	1.35%	-	274
07/22/13	07/23/18	1.27%	-	275
09/19/13	09/19/18	1.37%	-	171
01/21/14	01/22/18	1.72%	-	1,000
01/21/14	01/22/19	1.45%	34	240
03/20/14	03/20/19	1.50%	103	411
07/21/14	07/21/21	1.94%	397	541
07/21/14	07/22/19	2.08%	500	500
07/21/14	07/23/18	1.79%	-	1,000
08/06/14	08/06/18	1.80%	-	1,000
08/21/14	08/21/19	2.12%	1,000	1,000
10/02/14	10/04/21	2.00%	867	1,153
10/15/14	10/15/21	1.69%	431	574
11/28/14	11/29/21	1.90%	890	1,175
12/31/14	12/31/19	1.63%	224	427
12/31/14	01/02/18	1.52%	-	1,000
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	308	509
05/20/15	05/20/22	1.91%	517	658
06/25/15	06/25/20	1.65%	326	527
10/29/15	10/29/20	1.51%	784	1,185
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	1,000
01/27/16	01/27/23	1.87%	611	751
02/12/16	02/13/23	1.66%	621	761
02/12/16	02/13/23	2.04%	500	500
08/24/16	08/24/18	1.22%	-	1,000
10/28/16	10/28/20	1.57%	1,000	1,000
11/04/16	11/04/21	1.72%	2,000	2,000
11/17/16	11/17/21	2.13%	1,000	1,000
11/17/16	11/17/21	1.78%	611	807

Advance Date	Maturity Date	Current Rate	2018	2017
			(In Thousands)
11/17/16	11/17/23	2.07%	729	866
11/28/16	11/29/19	1.78%	1,500	1,500
12/21/16	12/23/19	1.91%	1,000	1,000
01/04/17	01/04/19	1.62%	1,500	1,500
01/19/17	01/21/20	1.91%	1,000	1,000
03/24/17	03/24/22	2.00%	1,017	1,309
03/24/17	03/25/24	2.28%	1,164	1,367
07/24/17	07/24/20	1.88%	1,000	1,000
07/24/17	07/26/21	2.03%	1,000	1,000
07/24/17	07/25/22	1.94%	743	936
08/31/17	08/31/18	1.55%	-	1,000
08/31/17	08/31/21	1.96%	1,000	1,000
09/11/17	09/11/20	1.80%	1,000	1,000
09/11/17	09/12/22	2.07%	1,500	1,500
09/27/17	09/27/18	1.66%	-	1,500
09/27/17	09/27/22	2.28%	1,000	1,000
10/04/17	04/04/18	1.50%	-	1,500
11/27/17	05/29/18	1.76%	-	3,500
12/04/17	03/05/18	1.59%	-	1,500
12/08/17	04/09/18	1.64%	-	1,000
12/11/17	01/11/18	1.55%	-	1,500
12/11/17	03/12/18	1.61%	-	1,500
12/29/17	01/02/18	1.53%	-	2,500
01/18/18	01/18/19	2.17%	1,500	-
01/24/18	01/24/20	2.42%	1,500	-
02/09/18	02/09/22	2.78%	2,500	-
03/21/18	03/21/23	3.13%	1,500	-
04/04/18	04/04/23	3.00%	2,000	-
05/22/18	05/23/22	3.22%	1,500	-
05/29/18	05/31/22	2.97%	2,000	-
05/29/18	05/30/23	3.01%	1,500	-
06/28/18	06/28/23	3.13%	1,000	-
06/28/18	06/28/24	3.25%	2,000	-
07/23/18	07/23/24	3.34%	1,000	-
08/20/18	08/20/20	2.93%	2,000	-
08/31/18	02/28/19	2.56%	1,500	-
09/25/18	03/25/19	2.66%	2,000	-
09/27/18	09/27/21	3.24%	1,500	-
10/18/18	04/18/19	2.76%	1,500	-
10/30/18	04/30/19	2.78%	1,500	-
11/23/18	05/23/19	2.82%	1,500	-
12/03/18	01/03/19	2.61%	3,750	-
12/20/18	06/20/19	2.81%	2,000	-

			$71,826	$64,447

Schedule of contractual maturities of all FHLB borrowings
	Contractual Maturity	Weighted Average Rate
2019	$23,679	2.31%
2020	13,103	2.00
2021	11,196	2.08
2022	10,776	2.56
2023	8,908	2.68
Thereafter	4,164	3.00
	$71,826	2.34%